Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000018454 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018454 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000018454 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000018454 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018454 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000018454 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000018454 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000018454 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018454 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000018454 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000018454 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000018454 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000018454 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000018454 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000018456 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018456 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000018456 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000018456 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018456 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000018456 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000018456 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000018456 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018456 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000018456 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000018456 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000018456 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000018456 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000018456 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000052177 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052177 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000052177 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000052177 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000052177 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000052177 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000052177 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000052177 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000052177 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000052177 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000052177 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000052177 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000052177 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000052177 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000052177 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000188230 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188230 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000188230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000188230 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000188230 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000188230 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000188230 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000188230 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000188230 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000188230 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000188230 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000188230 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000188230 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000188230 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000188230 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000018458 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018458 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018458 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000018458 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000018458 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018458 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000018458 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000018458 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000018458 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018458 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000018458 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000018458 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000018458 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000018458 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000018458 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000018457 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018457 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018457 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000018457 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000018457 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018457 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000018457 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000018457 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000018457 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000018457 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000018457 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000018457 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000018457 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000018457 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000018457 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000052178 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052178 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000052178 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000052178 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000052178 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000052178 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000052178 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000052178 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000052178 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000052178 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000052178 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000052178 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000052178 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000052178 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000052178 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000052179 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052179 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000052179 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000052179 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000052179 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000052179 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000052179 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000052179 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000052179 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000052179 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000052179 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000052179 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000052179 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000052179 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000052179 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000158205 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158205 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000158205 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000158205 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000158205 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158205 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000158205 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000158205 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000158205 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158205 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000158205 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000158205 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000158205 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000158205 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000158205 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000158206 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158206 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000158206 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000158206 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000158206 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158206 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000158206 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000158206 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000158206 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158206 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000158206 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000158206 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000158206 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000158206 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000158206 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%
C000158207 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158207 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.66%
C000158207 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.17%
C000158207 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	66.78%
C000158207 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158207 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.93%
C000158207 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.33%
C000158207 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.91%
C000158207 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000158207 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.14%
C000158207 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.05%
C000158207 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000158207 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.21%
C000158207 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.03%
C000158207 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.11%